Financial assets and liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 06, 2022	Nov. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 128,788	$ 358,093	$ 201,728
Vista Argentina December 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Current investments			6,793
Borrowings, face value			917,892	$ 917,892
Usdollar Negotiable Obligation Fixed Rate Due November, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face value		$ 40,511	40,511
Sale or issue of treasury shares		$ 4,135
Negotiable Obligations Due February 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			118
Negotiable obligation Fixed Rate Due December2020 And Usdollar Negotiable Obligation Fixed Rate Due June2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument repurchase amount	$ 68,787
Debt instrument Repurchase of remaining principal amount	7,852
Usdollar Negotiable Obligation Fixed Rate Due December, 2022 Two. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face value	63,450		63,450
Proceeds from borrowings	$ 60,935
Loss on issuance of debt instruments			$ 2,515